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                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- APRIL 21,
                                      2009

FUND (PROSPECTUS DATE)                                    PROSPECTUS FORM #          SAI (DATE) FORM #
RiverSource Limited Duration Bond Fund (9/29/2008)        S-6265-99 H (9/08)       (4/1/2009) S-6500 AW


The following changes are effective April 21, 2009

The Principal Investment Strategies are revised to state the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Fund's benchmark, the Barclays Capital U.S. 1-5 Year Credit Index (the "Index").

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Investing in lower-quality (junk) bonds as opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2009 was 2.81 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether our assessment of the credit quality of an issuer has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

RiverSource Limited Duration Bond Fund will compare its performance to the following indexes:

                                  EXISTING INDEX                 INDEX EFFECTIVE APRIL 21, 2009
--------------------------------------------------------------------------------------------------
Primary Benchmark     Barclays Capital U.S. Intermediate     Barclays Capital U.S. 1-5 Year Credit
                      Aggregate Bond Index                   Index

--------------------------------------------------------------------------------------------------


Secondary Benchmark   None                                   Blended Index consisting of two-
                                                             thirds Barclays Capital U.S. 1-5 Year
                                                             Credit Index and one-third Barclays
                                                             Capital U.S. 1-5 Year Government Bond
                                                             Index

--------------------------------------------------------------------------------------------------


Lipper peer group     Lipper Short-Intermediate Investment   No change
                      Grade Debt Funds Index
--------------------------------------------------------------------------------------------------


The Barclays Capital 1-5 Year Credit Index is an unmanaged index of dollar-denominated, non-convertible U.S. corporate fixed-income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays Capital 1-5 Year Government Bond Index is an unmanaged index of securities issued by the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate or foreign debt guaranteed by the U.S. government. Only publicly-issued debt instruments with a remaining maturity of one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Barclays Capital U.S. Intermediate Aggregate Bond Index to the Barclays Capital U.S. 1-5 Year Credit Index. The investment manager made this recommendation because the new index more closely aligns to the Fund's investment strategy. Based on this recommendation, on April 21, 2009, the Barclays Capital U.S. Intermediate Aggregate Bond Index was replaced with the Barclays Capital U.S. 1-5 Year Credit Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Barclays Capital U.S. 1-5 Year Credit Index will be included.

The information following the second paragraph in the Investment Manager section is revised to state the following:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Leader of the investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

- Managed the Fund since 2009.

- Sector manager on investment grade credit sector team.

- Joined RiverSource Investments in June 2001.

- Principal and senior portfolio manager, Lincoln Capital Management, 1996 to 2001; Fixed income portfolio manager, Northwestern Mutual Life Insurance Company, 1987 to 1996.

- Began investment career in 1987.

- MBA, University of Michigan.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Table 19. Portfolio Managers, of the SAI is revised as follows. Unless otherwise specified, reporting information is provided as of the fiscal year end noted:


----------------------------------------------------------------------------------------------------------------
                           OTHER ACCOUNTS MANAGED (excluding the fund)
                       -------------------------------------------------

            PORTFOLIO    NUMBER AND      APPROXIMATE       PERFORMANCE     OWNERSHIP    POTENTIAL   STRUCTURE OF
  FUND       MANAGER        TYPE            TOTAL             BASED         OF FUND     CONFLICTS   COMPENSATION
                         OF ACCOUNT*     NET ASSETS        ACCOUNTS(a)      SHARES     OF INTEREST
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED JULY 31
----------------------------------------------------------------------------------------------------------------
Limited   Tom Murphy    5 RICs        $9.93 billion     3 RICs            $50,001 -
Duration                2 PIVs        $885.02 million   ($1.32 B)         $100,000
Bond                    14 other      $10.75 billion
                        accounts
         ---------------------------------------------------------------------------
          Timothy J.    None          N/A               N/A               None             (2)          (35)
          Doubek(b)
----------------------------------------------------------------------------------------------------------------



  * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based on part of wholly on performance the aggregate net assets in those accounts.
  (b) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of March 31, 2009.

The rest of this section remains the same.

S-6265-5 A (4/09)